SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 34.6%
Asset Backed Securities - 15.0%
$ 1,100,000 AMSR Trust, 1.63%, 07/17/37 (a) $ 1,110,874
271,204 Ascentium Equipment Receivables
Trust, 2.29%, 06/10/21 (a) 272,085
408,565 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
1.84%, 07/25/29 (b) 407,983
152,366 CCG Receivables Trust REMIC, 2.50%,
06/16/25 (a) 153,145
1,130,682 CCG Receivables Trust REMIC, 3.09%,
12/15/25 (a) 1,145,709
645,000 Citibank Credit Card Issuance Trust,
2.49%, 01/20/23 652,701
743,492 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 755,227
1,898,062 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,888,763
1,431,985 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 1,465,298
1,249,322 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 1,298,561
1,500,000 DLL Securitization Trust, 2.08%,
02/21/23 (a) 1,524,048
1,650,000 ELFI Graduate Loan Program 2020-A,
LLC, 1.73%, 08/25/45 (a) 1,655,676
144,396 Flagstar Mortgage Trust, 4.00%,
07/25/48 (a)(c) 144,645
261,809 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 1.06%,
08/25/48 (a)(b) 257,327
582,883 Great American Auto Leasing, Inc.,
2.97%, 06/15/21 (a) 585,667
1,826,540 GTE Auto Receivables Trust, 2.17%,
12/15/22 (a) 1,830,085
698,249 Honda Auto Receivables Owner Trust,
2.75%, 09/20/21 701,870
599,550 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 1.02%, 01/26/26 (b) 558,691
1,355,000 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 1,397,069
2,000,000 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 2,011,182
577,144 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.00%, 12/24/33 (a)(b) 571,719
Principal
Amount
Security
Description Value
$ 146,936 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
0.83%, 12/24/33 (a)(b) $ 144,866
879,681 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.99%,
10/25/21 (b) 845,657
1,178,393 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 2.64%,
07/25/22 (b) 1,153,035
705,828 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 2.69%,
07/25/23 (b) 694,333
877,153 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 2.49%,
04/25/23 (b) 858,236
164,733 Social Professional Loan Program Trust,
2.64%, 08/25/47 (a) 165,143
504,138 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 508,206
779,811 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 788,079
726,778 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 731,056
1,000,000 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 1,044,218
705,467 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 738,668
275,123 Toyota Auto Receivables Owner Trust,
1.93%, 01/18/22 276,752
1,730,000 Toyota Auto Receivables Owner Trust,
1.67%, 11/15/22 1,747,786
629,950 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (a) 647,404
30,731,764
Non-Agency Commercial Mortgage Backed Securities - 7.9%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,755,487
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,953,272
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 971,897
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,250,968
1,661,736 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.93%,
09/10/45 (a)(c) 50,223
969,672 COMM Mortgage Trust Interest Only
REMIC, 1.16%, 03/10/46 (c) 18,780
522,737 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 540,787

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.11%, 11/15/36 (a)(b) $ 1,209,541
35,432 DBUBS Mortgage Trust Interest Only
REMIC, 0.34%, 08/10/44 (a)(c) 56
4,207,292 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.49%,
08/10/44 (a)(c) 39,542
1,041,659 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 1,050,840
725,000 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/15/49 763,613
544,909 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 555,251
1,246,060 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,293,383
400,180 LSTAR Commercial Mortgage Trust
REMIC, 1.82%, 03/10/49 (a) 399,989
1,246,314 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 1.11%, 12/15/48 (c) 23,755
1,143,720 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 1,185,251
1,246,521 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,256,530
469,988 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 475,242
110,515 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 0.98%,
02/15/44 (a)(c) 208
153,676 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.30%, 06/15/45 153,834
16,625 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.70%, 03/15/45 16,953
1,200,000 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 3.65%, 12/15/46 1,202,481
16,167,883
Non-Agency Residential Mortgage Backed Securities - 11.7%
83,750 Asset Backed Securities Corp.
Home Equity Loan Trust (USD 1
Month LIBOR + 0.80%), 0.98%,
07/25/35 (b) 84,416
295,203 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.05%, 12/25/33 (a)(b) 285,850
233,864 Bayview Commercial Mortgage Pass-
Through Trust REMIC (USD 1
Month LIBOR + 0.86%), 1.04%,
04/25/36 (a)(b) 233,985
Principal
Amount
Security
Description Value
$ 1,096,661 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.51%, 05/28/44 (b) $ 1,085,262
364,932 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.28%, 04/28/39 (b) 363,839
825,000 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 849,010
555,511 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 577,468
1,431,753 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,450,660
918 Citicorp Residential Mortgage Trust
REMIC, 5.01%, 07/25/36 (d) 922
876,392 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 927,373
97,140 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 101,997
228,013 Conseco Finance Corp. REMIC (USD
1 Month LIBOR + 2.75%), 2.93%,
04/15/32 (b) 228,167
1,197 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/25/20 1,036
686,214 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 697,574
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 0.93%,
02/25/33 (b) 148,436
209,006 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.18%,
12/25/37 (a)(d) 213,220
508,324 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 522,698
956,923 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 978,748
354,275 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 358,644
326,598 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.52%), 0.70%,
01/25/35 (a)(b) 326,441
278,105 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.68%,
05/25/36 (a)(b) 276,344
1,567,321 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 1,592,445
1,177,140 JPMorgan Mortgage Trust, 3.50%,
01/25/47 (a)(c) 1,215,633

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 483,708 JPMorgan Mortgage Trust, 3.00%,
11/25/48 (a)(c) $ 489,122
484,284 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 491,690
1,662,716 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 1,703,358
51,195 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 54,644
108,211 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 115,505
160,577 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 172,202
72,855 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.91%, 03/25/35 (b) 73,343
88,694 Oakwood Mortgage Investors, Inc.
REMIC (USD 1 Month LIBOR +
0.38%), 0.57%, 03/15/21 (a)(b) 88,144
127,622 Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates REMIC
(USD 1 Month LIBOR + 0.98%),
1.16%, 10/25/34 (b) 127,488
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.42%, 03/25/21 (b) 11,096
3,703 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 3,791
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 10/25/21 5,155
43,764 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 44,068
1,138,961 Sequoia Mortgage Trust REMIC,
3.50%, 11/25/46 (a)(c) 1,163,943
284,964 Sequoia Mortgage Trust REMIC,
3.50%, 07/25/47 (a)(c) 288,515
235,739 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 237,447
917,265 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 944,366
1,219,613 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,294,859
412,575 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 431,899
849,611 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 865,675
327,467 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 333,986
1,452,092 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 1,485,861
290,224 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 295,334
Principal
Amount
Security
Description Value
$ 726,844 Wells Fargo Mortgage Backed Securities
REMIC, 3.50%, 07/25/47 (a)(c) $ 734,063
23,975,722
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $70,169,893) 70,875,369
Corporate Bonds - 37.3%
Communication Services - 2.1%
2,300,000 AT&T, Inc. (USD 3 Month LIBOR +
1.18%), 1.50%, 06/12/24 (b) 2,304,552
1,851,000 Verizon Communications, Inc., 5.15%,
09/15/23 2,106,863
4,411,415
Consumer Discretionary - 6.3%
533,000 AMC Networks, Inc., 4.75%, 12/15/22 531,667
825,000 Comcast Corp., 2.75%, 03/01/23 877,014
1,078,000 Dollar General Corp., 3.25%, 04/15/23 1,151,022
380,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 378,100
380,000 Hilton Worldwide Finance, LLC/Hilton
Worldwide Finance Corp., 4.63%,
04/01/25 371,530
1,175,000 Levi Strauss & Co., 5.00%, 05/01/25 1,179,418
2,530,000 McDonald's Corp., 1.45%, 09/01/25 2,593,760
95,000 NBCUniversal Media, LLC, 2.88%,
01/15/23 101,448
1,390,000 Starbucks Corp., 3.10%, 03/01/23 1,479,352
470,000 The Goodyear Tire & Rubber Co.,
5.13%, 11/15/23 451,200
570,000 The TJX Cos., Inc., 3.50%, 04/15/25 634,184
1,485,000 TWDC Enterprises 18 Corp., 2.75%,
08/16/21 1,521,644
1,439,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,545,230
12,815,569
Consumer Staples - 2.7%
1,011,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,056,839
395,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 432,525
2,005,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,131,488
1,915,000 Walmart, Inc., 3.40%, 06/26/23 2,079,836
5,700,688
Financials - 13.1%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 628,853
1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) 2,036,956
840,000 CBRE Services, Inc., 5.25%, 03/15/25 947,232
1,229,000 Chubb INA Holdings, Inc., 2.30%,
11/03/20 1,234,935
2,011,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,092,917

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,997,000 Intercontinental Exchange, Inc., 4.00%,
10/15/23 $ 2,210,390
1,945,000 JPMorgan Chase & Co., 3.25%,
09/23/22 2,058,383
1,865,000 KeyCorp, MTN, 2.90%, 09/15/20 1,873,695
2,003,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 2,188,887
985,000 Morgan Stanley, MTN, 2.63%,
11/17/21 1,012,066
960,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,036,572
1,890,000 Regions Financial Corp., 3.80%,
08/14/23 2,055,331
1,400,000 The Charles Schwab Corp., 3.25%,
05/21/21 1,432,321
2,150,000 The Goldman Sachs Group, Inc. (USD
3 Month LIBOR + 1.11%), 2.10%,
04/26/22 (b) 2,160,056
1,130,000 Truist Financial Corp., MTN, 2.15%,
02/01/21 1,139,579
475,000 Truist Financial Corp., MTN, 3.20%,
09/03/21 489,406
1,900,000 Wells Fargo & Co., 3.75%, 01/24/24 2,076,032
26,673,611
Health Care - 0.5%
1,060,000 Becton Dickinson and Co., 3.13%,
11/08/21 1,087,355
Industrials - 7.3%
2,055,000 BMW Finance NV, 2.40%, 08/14/24 (a) 2,128,817
595,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 (a) 646,066
1,990,000 Huntington Ingalls Industries, Inc.,
5.00%, 11/15/25 (a) 2,060,347
1,907,000 Roper Technologies, Inc., 2.80%,
12/15/21 1,961,372
1,805,000 Textron, Inc., 3.65%, 03/01/21 1,825,939
1,525,000 TTX Co., 3.60%, 01/15/25 (a) 1,676,226
1,330,000 Union Pacific Corp., 3.20%, 06/08/21 1,362,929
1,870,000 Volkswagen Group of America Finance,
LLC, 4.25%, 11/13/23 (a) 2,046,361
1,217,000 Waste Management, Inc., 2.95%,
06/15/24 1,245,883
14,953,940
Information Technology - 3.3%
1,928,000 eBay, Inc., 2.75%, 01/30/23 2,014,869
2,265,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,464,357
1,362,000 QUALCOMM, Inc., 2.90%, 05/20/24 1,467,528
825,000 QUALCOMM, Inc., 3.45%, 05/20/25 920,076
6,866,830
Materials - 0.9%
1,682,000 Albemarle Corp., 4.15%, 12/01/24 1,802,524
Principal
Amount
Security
Description Value
Real Estate - 0.3%
$ 500,000 National Retail Properties, Inc., 3.30%,
04/15/23 $ 520,686
Utilities - 0.8%
880,000 Berkshire Hathaway Energy Co.,
3.75%, 11/15/23 967,076
645,000 Xcel Energy, Inc., 2.60%, 03/15/22 664,027
1,631,103
Total Corporate Bonds (Cost $73,847,193) 76,463,721
Corporate Non-Convertible Bond - 0.8%
Financials - 0.8%
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,494,537
Total Corporate Non-Convertible Bond (Cost
$1,488,778) 1,494,537
Total Fixed Income Securities (Cost $75,335,971) 77,958,258
Government & Agency Obligations - 25.4%
GOVERNMENT SECURITIES - 18.4%
Municipals - 0.4%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,565
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 252,563
753,128
Treasury Inflation Index Securities - 0.6%
1,326,637 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (e) 1,349,026
U.S. Treasury Securities - 17.4%
1,700,000 U.S. Treasury Note, 2.00%, 02/28/21 1,720,387
13,495,000 U.S. Treasury Note, 1.63%, 11/15/22 13,959,418
13,330,000 U.S. Treasury Note, 2.75%, 11/15/23 14,473,464
4,990,000 U.S. Treasury Note, 2.13%, 05/15/25 5,433,252
35,586,521
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 7.0%
Federal Home Loan Mortgage Corp. - 3.3%
1,084,624 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 1,126,838
1,060,311 Federal Home Loan Mortgage Corp.,
2.75%, 12/15/54 (d) 1,108,944
1,535,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,597,996
530,178 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 92,196
336,709 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 31,354
223,612 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 28,273

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 207,220 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 $ 210,579
609,174 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 624,121
248,751 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 04/15/37 250,819
878,147 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 907,855
159,658 Federal Whole Loan Securities Trust,
3.50%, 05/25/47 161,161
190,729,941 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 127,350
559,763 FRESB Multifamily Mortgage Pass-
Through Trust, 2.16%, 04/25/22 (c) 573,078
6,840,564
Federal National Mortgage Association - 1.1%
296,797 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 311,850
1,308,520 Federal National Mortgage Association
Interest Only, 0.79%, 02/25/22 (c) 9,606
1,220,535 Federal National Mortgage Association
Interest Only, 0.29%, 01/25/22 (c) 5,497
2,315,377 Federal National Mortgage Association
Interest Only, 0.48%, 07/25/22 (c) 14,818
443,973 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39 (c) 30,570
1,413,940 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 1,469,477
38,839 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 39,842
221,911 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 233,158
250,025 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 256,877
2,371,695
Government National Mortgage Association - 2.6%
1,427,735 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,429,520
128,822 Government National Mortgage
Association #559205, 7.25%,
09/15/31 128,984
169,956 Government National Mortgage
Association #559220, 7.00%,
01/15/33 170,168
116,582 Government National Mortgage
Association #610022, 5.60%,
08/15/34 116,727
362,604 Government National Mortgage
Association #632798, 5.13%,
11/15/34 363,057
Principal
Amount
Security
Description Value
$ 1,099,538 Government National Mortgage
Association #675589, 7.13%,
04/15/35 $ 1,125,025
799,384 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 916,496
835,109 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 874,335
113,735 Government National Mortgage
Association REMIC, 2.67%, 02/16/44 114,127
1,242 Government National Mortgage
Association REMIC #751404, 5.03%,
06/20/61 (c) 1,272
5,239,711
Total Government & Agency Obligations (Cost
$50,504,795) 52,140,645
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (USD 3 Month
LIBOR + 1.02%) (callable at 1,000
beginning 07/30/20), 8.85% (b)(f) 432,437
Total Preferred Stocks (Cost $564,327) 432,437
Short-Term Investments - 1.5%
Investment Company - 1.5%
3,040,271 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.11% (g) 3,040,271
Total Short-Term Investments (Cost $3,040,271) 3,040,271
Investments, at value - 99.8% (Cost $199,615,257) 204,446,980
Other assets in excess of liabilities - 0.2% 410,707
NET ASSETS - 100.0% $ 204,857,687
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2020, the aggregate value of these liquid securities were $65,244,439 or 31.9% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2020.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30,
2020.
(e) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f) Perpetual maturity security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 18.4%
Asset Backed Securities - 3.9%
$ 1,455,000 Cabela's Credit Card Master Note Trust,
2.71%, 02/17/26 (a) $ 1,530,840
526,856 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.00%, 12/24/33 (a)(b) 521,903
1,070,511 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.99%,
10/25/21 (b) 1,029,106
1,593,987 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 2.64%,
07/25/22 (b) 1,559,686
407,166 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 2.49%,
04/25/23 (b) 398,385
655,893 Social Professional Loan Program,
2.34%, 04/25/33 (a) 665,222
549,656 Social Professional Loan Program,
2.49%, 01/25/36 (a) 556,421
464,337 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 468,085
183,120 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 184,198
152,021 SoFi Consumer Loan Program Trust,
2.50%, 05/26/26 (a) 153,477
670,933 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 702,510
825,283 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (a) 848,149
8,617,982
Non-Agency Commercial Mortgage Backed Securities - 7.3%
1,200,000 American Tower Trust #1, 3.07%,
03/15/23 (a) 1,227,793
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 1,019,351
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,083,763
500,329 CFCRE Commercial Mortgage Trust
REMIC, 3.83%, 12/15/47 507,885
2,522,491 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.93%,
09/10/45 (a)(c) 76,238
969,672 COMM Mortgage Trust Interest Only
REMIC, 1.16%, 03/10/46 (c) 18,780
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.11%, 11/15/36 (a)(b) 1,548,978
35,432 DBUBS Mortgage Trust Interest Only
REMIC, 0.34%, 08/10/44 (a)(c) 57
Principal
Amount
Security
Description Value
$ 975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 $ 1,027,812
6,372,689 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.49%,
08/10/44 (a)(c) 59,893
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,759,383
975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 1,041,897
1,315,773 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,326,338
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 940,664
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,707,703
772,773 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.91%,
10/15/45 (a)(c) 24,069
358,432 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 362,438
2,618,688 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 2.05%,
11/15/45 (a)(c) 87,944
532,212 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 540,751
1,735,000 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 3.65%, 12/15/46 1,738,588
16,100,325
Non-Agency Residential Mortgage Backed Securities - 7.2%
349,410 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.05%, 12/25/33 (a)(b) 338,340
597,435 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.51%, 05/28/44 (b) 591,225
424,315 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
1.88%), 2.06%, 08/28/44 (b) 425,087
408,724 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.28%, 04/28/39 (b) 407,500
1,100 Citicorp Residential Mortgage Trust
REMIC, 5.01%, 07/25/36 (d) 1,105
945,688 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 1,000,700
670,502 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 704,029
170,919 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 185,462

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 25,294 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 $ 26,089
1,197 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/25/20 1,036
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 0.93%,
02/25/33 (b) 148,436
187,006 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.18%,
12/25/37 (a)(d) 190,776
488,773 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 502,594
781,393 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 799,214
319,991 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 323,936
200,467 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.68%,
05/25/36 (a)(b) 199,198
597,075 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 606,646
586,238 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 595,203
164,599 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 164,773
379,577 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 386,839
677,398 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 717,848
510,536 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 539,443
282,368 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 301,392
275,446 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 294,014
572,270 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 613,699
86,385 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.91%, 03/25/35 (b) 86,964
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.42%, 03/25/21 (b) 13,027
147,379 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 148,404
695,556 Sequoia Mortgage Trust REMIC,
3.50%, 03/25/48 (a)(c) 707,424
Principal
Amount
Security
Description Value
$ 398,127 Sequoia Mortgage Trust REMIC,
3.50%, 05/25/48 (a)(c) $ 403,658
816,277 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 834,383
360,933 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 363,549
1,219,612 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,294,859
402,171 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 410,178
489,243 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 500,621
404,964 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 412,094
754,064 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 772,398
16,012,143
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $39,914,242) 40,730,450
Corporate Bonds - 32.8%
Communication Services - 1.4%
1,230,000 AT&T, Inc., 5.15%, 03/15/42 1,534,779
1,264,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,564,889
3,099,668
Consumer Discretionary - 6.8%
673,000 AMC Networks, Inc., 4.75%, 12/15/22 671,318
555,000 Comcast Corp., 4.15%, 10/15/28 667,689
770,000 Comcast Corp., Class A, 3.30%,
02/01/27 863,308
649,000 Dollar General Corp., 3.25%, 04/15/23 692,962
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 696,500
580,000 Hilton Worldwide Finance, LLC/Hilton
Worldwide Finance Corp., 4.63%,
04/01/25 567,072
1,312,000 Levi Strauss & Co., 5.00%, 05/01/25 1,316,933
1,500,000 McDonald's Corp., 2.13%, 03/01/30 1,537,782
615,000 Newell Brands, Inc., 4.00%, 06/15/22 628,838
410,000 Newell Brands, Inc., 4.70%, 04/01/26 429,430
1,260,000 NIKE, Inc., 3.88%, 11/01/45 1,518,747
875,000 Starbucks Corp., 2.00%, 03/12/27 915,292
630,000 The Goodyear Tire & Rubber Co.,
5.13%, 11/15/23 604,800
925,000 The TJX Cos., Inc., 3.75%, 04/15/27 1,055,200
1,387,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,605,665
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,209,857
14,981,393
Consumer Staples - 2.9%
1,100,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,149,874

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,481,000 Costco Wholesale Corp., 1.75%,
04/20/32 $ 1,503,481
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 580,350
1,570,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 1,716,312
1,180,000 Walmart, Inc., 3.70%, 06/26/28 1,398,062
6,348,079
Financials - 10.7%
1,235,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 1,159,154
1,410,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,573,674
1,115,000 CBRE Services, Inc., 5.25%, 03/15/25 1,257,338
1,393,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,569,931
1,120,000 CME Group, Inc., 3.00%, 03/15/25 1,236,421
494,000 Crown Castle International Corp.,
4.88%, 04/15/22 527,751
1,385,000 Intercontinental Exchange, Inc., 4.25%,
09/21/48 1,743,667
1,420,000 JPMorgan Chase & Co., 3.20%,
06/15/26 1,576,136
1,050,000 KeyCorp, MTN, 2.25%, 04/06/27 1,098,133
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 857,851
1,045,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,189,503
700,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 755,834
1,355,000 Regions Financial Corp., 3.80%,
08/14/23 1,473,531
1,375,000 The Charles Schwab Corp., 3.85%,
05/21/25 1,564,949
1,097,000 The Chubb Corp., 6.80%, 11/15/31 1,569,988
1,390,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,567,941
1,485,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,499,850
1,425,000 Wells Fargo & Co., 3.00%, 04/22/26 1,556,103
23,777,755
Health Care - 0.6%
1,109,000 Becton Dickinson and Co., 3.73%,
12/15/24 1,221,030
Industrials - 5.3%
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,503,693
1,230,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,615,958
274,000 Huntington Ingalls Industries, Inc.,
5.00%, 11/15/25 (a) 283,686
Principal
Amount
Security
Description Value
$ 1,490,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 $ 1,604,782
1,132,000 Raytheon Technologies Corp., 4.88%,
10/15/40 (a) 1,441,092
1,123,000 Textron, Inc., 3.65%, 03/01/21 1,136,027
815,000 TTX Co., 4.60%, 02/01/49 (a) 1,055,452
1,417,000 Volkswagen Group of America Finance,
LLC, 4.25%, 11/13/23 (a) 1,550,638
1,310,000 Waste Management, Inc., 3.90%,
03/01/35 1,551,056
11,742,384
Information Technology - 2.7%
1,395,000 Applied Materials, Inc., 3.30%,
04/01/27 1,591,793
1,258,000 eBay, Inc., 3.60%, 06/05/27 1,419,544
1,411,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,535,191
1,300,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,620,863
6,167,391
Materials - 1.1%
1,311,000 Albemarle Corp., 5.45%, 12/01/44 1,377,320
959,000 The Mosaic Co., 5.45%, 11/15/33 1,017,618
2,394,938
Real Estate - 0.6%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,366,338
Utilities - 0.7%
1,099,000 PacifiCorp, 6.25%, 10/15/37 1,598,543
Total Corporate Bonds (Cost $66,775,737) 72,697,519
Government & Agency Obligations - 47.0%
GOVERNMENT SECURITIES - 17.7%
Municipals - 1.8%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,565
267,310 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 273,455
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 699,414
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 524,844
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 368,170
225,000 State of Connecticut, Connecticut GO,
4.95%, 12/01/20 228,843
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 284,596
420,000 West Haymarket Joint Public Agency,
Nebraska GO, 2.60%, 12/15/31 450,442

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 $ 628,538
3,958,867
Treasury Inflation Index Securities - 1.4%
2,735,157 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 3,213,828
U.S. Treasury Securities - 14.5%
2,685,000 U.S. Treasury Bond, 5.38%, 02/15/31 3,989,323
1,515,000 U.S. Treasury Bond, 4.75%, 02/15/37 2,415,597
10,100,000 U.S. Treasury Bond, 3.63%, 08/15/43 14,748,367
5,240,000 U.S. Treasury Note, 2.13%, 05/15/25 5,705,459
3,910,000 U.S. Treasury Note, 2.25%, 02/15/27 4,367,745
715,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 772,842
31,999,333
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 29.3%
Federal Home Loan Mortgage Corp. - 14.1%
1,350,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 1,621,443
1,695,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 1,771,055
943,536 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 1,033,771
930,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (c) 1,106,509
24,698 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 25,980
1,572,074 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 1,652,614
343,244 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 374,511
297,569 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 326,254
1,791,252 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,935,913
616,355 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 685,966
844,228 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 925,413
1,495,976 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 1,650,150
1,305,054 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 226,943
587,719 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 656,880
1,273,203 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 1,309,421
6,758 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 06/15/21 6,786
95,344 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 06/15/37 96,044
Principal
Amount
Security
Description Value
$ 531,211 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 $ 551,871
138,494 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 02/15/39 140,983
281,250 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 290,765
348,080 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 361,632
227,530 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 235,451
804,150 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 830,085
1,336,888 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 1,394,949
485,925 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 505,945
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,079,154
203,203,343 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 135,679
495,420 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 540,818
1,313,715 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 1,399,694
752,837 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) 803,662
1,236,364 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 1,388,758
1,936,299 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 2,102,169
1,141,656 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 1,196,446
706,100 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 759,524
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,603,779
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 531,218
31,258,235
Federal National Mortgage Association - 12.9%
14,787 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 14,917
160,261 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 183,858
153,859 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 171,227
14,489 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 15,948
18,925 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 20,015
123,091 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 137,316

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 641,263 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 $ 693,216
35,739 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 37,805
264,532 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 299,925
48,821 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 56,938
587,420 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 652,806
175,609 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 196,545
195,434 Federal National Mortgage Association
#AL5404, 3.82%, 08/01/21 (c) 200,866
888,189 Federal National Mortgage Association
#AL9970, 3.41%, 02/01/27 (c) 1,001,671
2,151,744 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 2,347,966
1,306,615 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,502,163
766,977 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 840,628
899,568 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 1,014,917
1,505,742 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 1,644,897
612,649 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 648,835
1,983,920 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 2,124,538
1,154,966 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 1,260,559
803,627 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 848,867
828,935 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 905,606
688,392 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 728,565
1,022,591 Federal National Mortgage Association
Interest Only, 0.79%, 02/25/22 (c) 7,507
3,344,433 Federal National Mortgage Association
Interest Only, 0.48%, 07/25/22 (c) 21,404
689,575 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39 (c) 47,482
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,232,648
710,000 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 778,443
998,109 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 1,142,087
Principal
Amount
Security
Description Value
$ 200,644 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 $ 210,814
368,043 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 413,936
213,649 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 241,938
290,421 Federal National Mortgage Association
REMIC, 4.00%, 07/25/39 293,344
511,413 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 525,429
628,131 Federal National Mortgage Association
REMIC, 1.50%, 01/25/40 631,589
1,132,401 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 1,197,495
1,041,992 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 1,095,863
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 1,103,695
992,385 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 990,825
28,485,093
Government National Mortgage Association - 2.3%
1,505,254 Government National Mortgage
Association, 2.85%, 04/16/50 1,560,676
883,944 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 977,183
773,452 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 825,779
1,576,328 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,807,266
2,485 Government National Mortgage
Association REMIC #751404, 5.03%,
06/20/61 (c) 2,544
5,173,448
Small Business Administration Participation Certificates - 0.0%
19,163 SBA Small Business Investment Cos.,
2.88%, 09/10/21 19,365
Total Government & Agency Obligations (Cost
$94,370,055) 104,108,169

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Short-Term Investments - 1.7%
Investment Company - 1.7%
3,682,232 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.11% (g) $ 3,682,232
Total Short-Term Investments (Cost $3,682,232) 3,682,232
Investments, at value - 99.9% (Cost $204,742,266) 221,218,370
Other assets in excess of liabilities - 0.1% 201,624
NET ASSETS - 100.0% $ 221,419,994
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2020, the aggregate value of these liquid securities were $35,540,559 or
16.1% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2020.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 97.0%
GOVERNMENT SECURITIES - 96.1%
Municipals - 96.1%
Iowa - 0.2%
$ 100,000 Xenia Rural Water District, Iowa RB,
3.00%, 12/01/20 $ 100,815
Nebraska - 94.6%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 299,132
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 357,015
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 311,526
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 212,917
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 187,692
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 179,891
100,000 Cass County School District No. 56
Conestoga, Nebraska GO, 1.30%,
12/15/20 100,475
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 258,150
500,000 City of Bellevue NE, Nebraska GO,
1.65%, 12/15/20 502,890
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 221,340
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 226,208
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 851,721
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 91,201
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 357,096
65,000 City of Grand Island NE Electric
System Revenue, Nebraska RB,
5.00%, 08/15/27 74,664
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 401,036
65,000 City of La Vista NE, Nebraska GO,
1.00%, 05/01/21 65,382
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 249,314
Principal
Amount
Security
Description Value
$ 200,000 City of Lincoln NE, Nebraska RB,
4.50%, 08/15/22 $ 205,118
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 515,899
500,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 519,635
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 544,476
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 259,440
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 120,891
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 60,382
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 386,503
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 551,016
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 632,990
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 708,700
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 236,458
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 501,128
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 204,195
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 450,133
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 233,478
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 370,853
285,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 301,191
105,000 City of Papillion NE Water Revenue,
Nebraska RB, 1.80%, 10/01/20 105,055
105,000 City of Papillion NE Water Revenue,
Nebraska RB, 2.05%, 10/01/21 105,064
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 273,523
275,000 County of Buffalo NE, Nebraska GO,
4.00%, 12/15/31 285,692
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 388,620
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 312,927

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 120,000 County of Douglas NE, Nebraska RB,
3.60%, 10/01/27 $ 120,199
250,000 County of Sarpy NE, Nebraska COP,
2.80%, 12/15/20 252,485
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 199,386
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 270,639
105,000 Douglas County Hospital Authority
No. 1, Nebraska RB, AMBAC,
5.25%, 09/01/21 108,201
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,285,390
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 213,596
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 267,058
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 760,103
95,000 Douglas County Sanitary &
Improvement District No. 445,
Nebraska GO, 1.85%, 12/15/20 95,614
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 204,014
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,638
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 263,123
105,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.85%, 03/15/33 105,793
295,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.90%, 03/15/34 297,227
210,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.95%, 03/15/35 211,567
190,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 4.00%, 03/15/36 191,408
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 222,009
115,000 Douglas County Sanitary &
Improvement District No. 541,
Nebraska GO, 2.95%, 07/15/24 115,106
Principal
Amount
Security
Description Value
$ 85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 $ 85,870
100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 101,048
100,000 Douglas County Sanitary &
Improvement District No. 557,
Nebraska GO, 4.25%, 11/15/34 100,693
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 792,210
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 836,317
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 307,212
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 753,199
1,430,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 1,660,416
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 395,958
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 462,854
23,000 Elm Creek Rural Fire Protection
District No. 7, Nebraska GO, 1.40%,
10/15/20 23,022
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 495,271
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 318,745
185,000 Grand Island Public Schools, Nebraska
GO, 4.00%, 12/15/24 195,027
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 889,673
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 592,674
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 835,611
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 872,966
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 311,076
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 319,395
550,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 720,120
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 597,590
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 889,657

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 $ 334,486
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 570,361
500,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/32 530,075
200,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/25 212,030
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 561,485
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,049,150
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 570,071
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 572,700
1,000,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/21 1,061,700
180,000 Mid-Plains Community College Area
Facilities Corp., Nebraska RB, 3.00%,
10/15/25 183,632
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,581,613
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 150,090
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 235,914
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 215,710
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 581,823
330,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.45%, 09/01/24 350,255
230,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.80%, 09/01/26 251,622
270,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.40%,
09/01/20 270,402
470,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.50%,
03/01/21 472,797
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 357,091
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 520,525
Principal
Amount
Security
Description Value
$ 175,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.35%, 09/01/24 $ 185,250
145,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 155,037
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,332
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/27 213,844
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 396,189
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 244,504
1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 1,113,305
540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 571,644
1,995,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/31 2,039,927
700,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 848,435
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,495
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 473,404
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 675,978
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 926,795
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 628,493
300,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 06/01/21 312,489
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,108,889
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 792,120
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 354,607
205,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/31 217,085
75,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/29 77,061
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 925,560
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 604,080
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 191,250
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 660,108
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,661,385

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 $ 196,434
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 325,170
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 372,578
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 930,638
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 145,940
280,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/28 325,455
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,195
45,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 45,059
70,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 70,122
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 104,944
120,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 120,236
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 557,344
385,000 Scotts Bluff County School District/
Gering School District, Nebraska GO,
5.00%, 12/01/23 419,223
220,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/25 272,243
225,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/26 286,328
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 349,539
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 465,192
200,000 State of Nebraska, Nebraska COP,
1.60%, 03/15/21 200,456
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 531,550
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 291,811
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 235,712
Principal
Amount
Security
Description Value
$ 100,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 $ 122,106
1,000,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 1,208,500
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 596,875
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 607,365
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 624,100
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,931,812
100,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/22 106,869
200,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/26 213,738
105,000 West Haymarket Joint Public Agency,
Nebraska GO, 4.00%, 12/15/28 110,691
200,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/25 221,502
230,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/27 252,765
450,000 York School District/NE, Nebraska GO,
2.00%, 12/15/25 475,961
70,751,428
North Dakota - 0.7%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 526,035
South Dakota - 0.6%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 472,290
71,850,568
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 660,170
Total Government & Agency Obligations (Cost
$69,167,940) 72,510,738
Shares
Security
Description Value
Short-Term Investments - 3.5%
Investment Company - 3.5%
2,617,985 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.11% (a) 2,617,985
Total Short-Term Investments (Cost $2,617,985) 2,617,985
Investments, at value - 100.5% (Cost $71,785,925) 75,128,723
Other liabilities in excess of assets - (0.5)% (362,171)
NET ASSETS - 100.0% $ 74,766,552

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
AMBAC American Municipal Bond Assurance Corporation
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 61.2%
Communication Services - 6.6%
7,900 Activision Blizzard, Inc. $ 599,610
1,075 Alphabet, Inc., Class C (a) 1,519,631
18,000 Comcast Corp., Class A 701,640
4,800 Facebook, Inc., Class A (a) 1,089,936
12,850 Verizon Communications, Inc. 708,420
4,619,237
Consumer Discretionary - 6.2%
665 Amazon.com, Inc. (a) 1,834,615
250 Booking Holdings, Inc. (a) 398,085
5,800 NIKE, Inc., Class B 568,690
915 O'Reilly Automotive, Inc. (a) 385,828
3,750 Royal Caribbean Cruises, Ltd. 188,625
2,910 The Home Depot, Inc. 728,984
1,195 Ulta Beauty, Inc. (a) 243,087
4,347,914
Consumer Staples - 4.5%
7,770 Church & Dwight Co., Inc. 600,621
3,500 Constellation Brands, Inc., Class A 612,325
2,110 Costco Wholesale Corp. 639,773
6,580 Lamb Weston Holdings, Inc. 420,660
7,150 Walmart, Inc. 856,427
3,129,806
Energy - 1.5%
3,100 Diamondback Energy, Inc. 129,642
3,400 EOG Resources, Inc. 172,244
8,900 Exxon Mobil Corp. 398,008
3,050 Phillips 66 219,295
7,100 Schlumberger, Ltd. 130,569
1,049,758
Financials - 5.5%
880 BlackRock, Inc. 478,799
3,400 Chubb, Ltd. 430,508
2,315 CME Group, Inc. 376,280
9,000 Equitable Holdings, Inc. 173,610
6,250 First American Financial Corp. 300,125
6,700 JPMorgan Chase & Co. 630,202
13,200 KeyCorp 160,776
17,800 Manulife Financial Corp. 242,436
4,650 Northern Trust Corp. 368,931
2,701 South State Corp. 128,728
7,200 U.S. Bancorp 265,104
9,900 Wells Fargo & Co. 253,440
3,808,939
Health Care - 9.1%
5,400 AMN Healthcare Services, Inc. (a) 244,296
6,150 Baxter International, Inc. 529,515
1,375 Biogen, Inc. (a) 367,881
12,750 Boston Scientific Corp. (a) 447,653
6,100 Edwards Lifesciences Corp. (a) 421,571
4,150 Eli Lilly and Co. 681,347
Shares
Security
Description Value
8,400 Horizon Therapeutics PLC (a) $ 466,872
1,415 Humana, Inc. 548,666
4,150 Integer Holdings Corp. (a) 303,158
2,900 Laboratory Corp. of America
Holdings (a) 481,719
3,064 LHC Group, Inc. (a) 534,116
1,950 Thermo Fisher Scientific, Inc. 706,563
4,355 Zoetis, Inc. 596,809
6,330,166
Industrials - 5.1%
5,075 AMETEK, Inc. 453,553
6,750 CSX Corp. 470,745
9,450 IAA, Inc. (a) 364,486
5,850 MasTec, Inc. (a) 262,489
6,437 Raytheon Technologies Corp. 396,648
1,355 Roper Technologies, Inc. 526,092
10,250 The Timken Co. 466,273
5,600 Waste Management, Inc. 593,096
3,533,382
Information Technology - 16.4%
1,810 Adobe, Inc. (a) 787,911
7,475 Apple, Inc. 2,726,880
2,020 Broadcom, Inc. 637,532
3,575 Cabot Microelectronics Corp. 498,855
4,355 CDW Corp. 505,964
16,100 Cisco Systems, Inc. 750,904
3,475 Citrix Systems, Inc. 513,987
2,000 FleetCor Technologies, Inc. (a) 503,060
2,420 Mastercard, Inc., Class A 715,594
5,525 Microchip Technology, Inc. 581,838
13,550 Microsoft Corp. 2,757,561
1,450 Paycom Software, Inc. (a) 449,109
11,429,195
Materials - 1.7%
8,600 Berry Global Group, Inc. (a) 381,152
5,050 FMC Corp. 503,081
1,550 Martin Marietta Materials, Inc. 320,183
1,204,416
Real Estate - 2.3%
2,660 American Tower Corp. REIT 687,717
13,600 First Industrial Realty Trust, Inc. REIT 522,784
3,040 Sun Communities, Inc. REIT 412,467
1,622,968
Utilities - 2.3%
5,700 Atmos Energy Corp. 567,606
3,015 NextEra Energy, Inc. 724,113
4,300 Southwest Gas Holdings, Inc. 296,915
1,588,634
Total Common Stocks (Cost $26,749,796) 42,664,415

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 6.3%
Asset Backed Securities - 2.5%
$ 380,000 Cabela's Credit Card Master Note Trust,
2.71%, 02/17/26 (b) $ 399,807
159,167 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 158,387
127,772 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 132,807
135,000 ELFI Graduate Loan Program 2020-A,
LLC, 1.73%, 08/25/45 (b) 135,464
81,045 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 1.02%, 01/26/26 (c) 75,522
260,000 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 261,454
85,837 PHEAA Student Loan Trust (USD 3
Month LIBOR + 1.10%), 1.40%,
06/25/38 (b)(c) 84,885
97,206 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.00%, 12/24/33 (b)(c) 96,292
178,863 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 2.64%,
07/25/22 (c) 175,014
24,107 Social Professional Loan Program Trust,
2.64%, 08/25/47 (b) 24,167
39,285 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (b) 39,517
83,867 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 87,814
97,667 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (b) 100,373
1,771,503
Non-Agency Commercial Mortgage Backed Securities - 2.5%
375,000 American Tower Trust #1, 3.07%,
03/15/23 (b) 383,685
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 201,697
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 141,115
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 184,479
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 223,414
235,996 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 244,959
134,429 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(d) 135,508
Principal
Amount
Security
Description Value
$ 75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 $ 85,000
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 162,638
1,762,495
Non-Agency Residential Mortgage Backed Securities - 1.3%
83,025 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.05%, 12/25/33 (b)(c) 80,395
116,778 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.28%, 04/28/39 (c) 116,428
139,683 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(d) 141,528
101,906 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(d) 107,834
30,208 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(d) 31,719
84,934 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (b)(d) 86,871
86,908 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.68%,
05/25/36 (b)(c) 86,357
56,373 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(d) 60,454
38,564 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (b)(d) 39,332
136,312 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (b)(d) 139,626
890,544
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $4,297,772) 4,424,542
Corporate Bonds - 12.5%
Communication Services - 1.0%
348,000 AT&T, Inc., 4.30%, 02/15/30 406,572
237,000 Verizon Communications, Inc., 4.33%,
09/21/28 285,307
691,879
Consumer Discretionary - 1.2%
125,000 Dollar General Corp., 3.25%, 04/15/23 133,467
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 99,500
265,000 McDonald's Corp., 2.13%, 03/01/30 271,675
50,000 Newell Brands, Inc., 4.70%, 04/01/26 52,370
30,000 Starbucks Corp., 2.00%, 03/12/27 31,381
50,000 The TJX Cos., Inc., 3.75%, 04/15/27 57,038
215,000 Whirlpool Corp., 4.70%, 06/01/22 230,194
875,625

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Consumer Staples - 1.0%
$ 175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 $ 182,934
270,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 295,162
185,000 Walmart, Inc., 3.40%, 06/26/23 200,924
679,020
Financials - 5.1%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (d) 279,020
180,000 CBRE Services, Inc., 5.25%, 03/15/25 202,978
240,000 Citigroup, Inc., 3.89%, 01/10/28 (d) 270,483
395,000 CME Group, Inc., 3.00%, 03/15/25 436,059
245,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 278,326
230,000 JPMorgan Chase & Co., 3.25%,
09/23/22 243,408
90,000 KeyCorp, MTN, 2.25%, 04/06/27 94,126
120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 131,137
115,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (d) 130,902
120,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 129,572
245,000 Regions Financial Corp., 3.80%,
08/14/23 266,432
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 250,392
265,000 The Goldman Sachs Group, Inc.,
3.00%, 04/26/22 270,136
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (d)(e) 232,300
270,000 Wells Fargo & Co., 3.00%, 04/22/26 294,841
3,510,112
Health Care - 0.2%
132,000 Becton Dickinson and Co., 3.73%,
12/15/24 145,334
Industrials - 2.2%
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 262,883
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 280,029
150,000 Roper Technologies, Inc., 2.80%,
12/15/21 154,277
200,000 Textron, Inc., 3.65%, 03/01/21 202,320
170,000 TTX Co., 3.60%, 01/15/25 (b) 186,858
235,000 Union Pacific Corp., 3.95%, 09/10/28 278,960
155,000 Volkswagen Group of America Finance,
LLC, 4.25%, 11/13/23 (b) 169,618
1,534,945
Principal
Amount
Security
Description Value
Information Technology - 1.5%
$ 260,000 Applied Materials, Inc., 1.75%,
06/01/30 $ 264,414
215,000 eBay, Inc., 3.60%, 06/05/27 242,609
200,000 Oracle Corp., 3.40%, 07/08/24 218,898
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 304,964
1,030,885
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 223,976
Total Corporate Bonds (Cost $8,054,403) 8,691,776
Government & Agency Obligations - 18.2%
GOVERNMENT SECURITIES - 16.0%
Municipals - 1.0%
350,000 California State University, California
RB, 5.45%, 11/01/22 386,022
200,000 Santa Monica Community College
District, California GO, 5.73%,
08/01/24 200,728
100,000 Vista Community Development
Commission, California Tax
Allocation Bond, 7.61%, 09/01/21 100,999
687,749
Treasury Inflation Index Securities - 1.2%
230,447 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 270,254
577,105 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) 586,091
856,345
U.S. Treasury Securities - 13.8%
330,000 U.S. Treasury Note, 2.00%, 02/28/21 333,958
2,780,000 U.S. Treasury Note, 1.63%, 11/15/22 2,875,671
3,740,000 U.S. Treasury Note, 2.13%, 05/15/25 4,072,217
1,995,000 U.S. Treasury Note, 2.25%, 02/15/27 2,228,555
95,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 102,685
9,613,086
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.2%
Federal Home Loan Mortgage Corp. - 1.5%
200,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 208,974
195,927 Federal Home Loan Mortgage Corp.,
2.75%, 12/15/54 (g) 204,913
115,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (d) 136,826
153,373 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 161,231
85,726 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 89,060
95,099 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 98,316

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 25,139,867 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (b) $ 16,786
130,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 138,074
1,054,180
Federal National Mortgage Association - 0.5%
52,773 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 55,516
149,716 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (d) 171,313
77,659 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 79,787
306,616
Government National Mortgage Association - 0.2%
149,590 Government National Mortgage
Association, 3.50%, 01/20/69 (d) 165,370
Total Government & Agency Obligations (Cost
$11,793,186) 12,683,346
Shares
Security
Description Value
Short-Term Investments - 1.4%
Investment Company - 1.4%
968,567 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.11% (h) 968,567
Total Short-Term Investments (Cost $968,567) 968,567
Investments, at value - 99.6% (Cost $51,863,724) 69,432,646
Other assets in excess of liabilities - 0.4% 311,290
NET ASSETS - 100.0% $ 69,743,936
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2020, the aggregate value of these liquid securities were $4,444,593 or
6.4% of net assets.
(c) Floating rate security. Rate presented is as of June 30, 2020.
(d) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2020.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 97.7%
Communication Services - 4.5%
70,400 Altice USA, Inc., Class A (a) $ 1,586,816
2,700 IAC/ interactivecorp  (a) 873,180
51,500 Twitter, Inc. (a) 1,534,185
267,100 Zynga, Inc. (a) 2,548,134
6,542,315
Consumer Discretionary - 14.3%
5,900 Burlington Stores, Inc. (a) 1,161,887
16,000 Dollar General Corp. 3,048,160
5,800 Domino's Pizza, Inc. 2,142,752
8,200 DR Horton, Inc. 454,690
9,310 Five Below, Inc. (a) 995,332
17,100 Hilton Worldwide Holdings, Inc. 1,255,995
11,400 Lululemon Athletica, Inc. (a) 3,556,914
6,400 O'Reilly Automotive, Inc. (a) 2,698,688
13,300 Planet Fitness, Inc., Class A (a) 805,581
17,200 Restaurant Brands International, Inc. 939,636
64,700 Stitch Fix, Inc., Class A (a) 1,613,618
49,800 YETI Holdings, Inc. (a) 2,127,954
20,801,207
Consumer Staples - 3.4%
27,900 Church & Dwight Co., Inc. 2,156,670
14,900 Post Holdings, Inc. (a) 1,305,538
44,000 The Kroger Co. 1,489,400
4,951,608
Financials - 3.9%
11,100 eHealth, Inc. (a) 1,090,464
6,200 FactSet Research Systems, Inc. 2,036,514
6,700 First American Financial Corp. 321,734
9,900 LPL Financial Holdings, Inc. 776,160
9,200 NASDAQ, Inc. 1,099,124
16,000 OneMain Holdings, Inc. 392,640
5,716,636
Health Care - 17.5%
8,700 Bio- Techne Corp. 2,297,409
21,100 Centene Corp. (a) 1,340,905
7,900 DENTSPLY SIRONA, Inc. 348,074
19,500 Incyte Corp. (a) 2,027,415
9,310 Insulet Corp. (a) 1,808,560
4,900 Integer Holdings Corp. (a) 357,945
16,000 Intercept Pharmaceuticals, Inc. (a) 766,560
8,200 LHC Group, Inc. (a) 1,429,424
48,400 Livongo Health, Inc. (a) 3,639,196
10,200 Masimo Corp. (a) 2,325,498
7,500 PerkinElmer, Inc. 735,675
11,700 Sarepta Therapeutics, Inc. (a) 1,875,978
13,100 Seattle Genetics, Inc. (a) 2,225,952
7,100 Teleflex, Inc. 2,584,258
Shares
Security
Description Value
5,800 The Cooper Cos., Inc. $ 1,645,112
25,407,961
Industrials - 12.9%
24,600 AMETEK, Inc. 2,198,502
6,770 Cintas Corp. 1,803,257
2,700 CoStar Group, Inc. (a) 1,918,809
14,900 Dover Corp. 1,438,744
13,600 IAA, Inc. (a) 524,552
12,800 ITT, Inc. 751,872
8,900 L3Harris Technologies, Inc. 1,510,063
11,700 Old Dominion Freight Line, Inc. 1,984,203
4,900 Oshkosh Corp. 350,938
43,400 Quanta Services, Inc. 1,702,582
2,230 TransDigm Group, Inc. (a) 985,772
31,000 TransUnion 2,698,240
12,400 XPO Logistics, Inc. (a) 957,900
18,825,434
Information Technology - 36.1%
22,000 ACI Worldwide, Inc. (a) 593,780
56,200 Advanced Micro Devices, Inc. (a) 2,956,682
20,700 Akamai Technologies, Inc. (a) 2,216,763
8,100 Atlassian Corp. PLC, Class A (a) 1,460,187
15,600 Broadridge Financial Solutions, Inc. 1,968,564
9,670 CDW Corp. 1,123,461
22,900 DocuSign, Inc. (a) 3,943,609
79,200 Dropbox, Inc., Class A (a) 1,724,184
2,900 Fair Isaac Corp. (a) 1,212,316
25,200 Fiserv, Inc. (a) 2,460,024
3,710 FleetCor Technologies, Inc. (a) 933,176
16,900 Fortinet, Inc. (a) 2,319,863
14,600 Inphi Corp. (a) 1,715,500
10,700 Jack Henry & Associates, Inc. 1,969,121
7,300 Lam Research Corp. 2,361,258
4,500 Microchip Technology, Inc. 473,895
10,200 Palo Alto Networks, Inc. (a) 2,342,634
18,550 Paychex, Inc. 1,405,162
51,300 Pure Storage, Inc., Class A (a) 889,029
9,750 RingCentral, Inc., Class A (a) 2,778,848
12,300 Science Applications International Corp. 955,464
15,790 Splunk , Inc. (a) 3,137,473
36,020 Square, Inc. (a) 3,779,939
16,400 SS&C Technologies Holdings, Inc. 926,272
12,800 Twilio , Inc. (a) 2,808,576
25,400 Xilinx, Inc. 2,499,106
5,800 Zebra Technologies Corp. (a) 1,484,510
52,439,396
Materials - 2.2%
24,800 Ball Corp. 1,723,352
18,000 Berry Global Group, Inc. (a) 797,760

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
7,400 FMC Corp. $ 737,188
3,258,300
Real Estate - 2.4%
48,900 Americold Realty Trust REIT 1,775,070
8,800 CBRE Group, Inc., Class A (a) 397,936
9,300 Sun Communities, Inc. REIT 1,261,824
3,434,830
Utilities - 0.5%
7,400 Atmos Energy Corp. 736,892
Total Common Stocks (Cost $91,438,668) 142,114,579
Shares
Security
Description Value
Short-Term Investments - 2.3%
Investment Company - 2.3%
3,329,904
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.11% (b) 3,329,904
Total Short-Term Investments (Cost $3,329,904) 3,329,904
Investments, at value - 100.0% (Cost $94,768,572) 145,444,483
Other liabilities in excess of assets - 0.0% (49,714)
NET ASSETS - 100.0% $ 145,394,769
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.4%
Communication Services - 2.1%
501 Nexstar Media Group, Inc., Class A $ 41,929
Consumer Discretionary - 12.2%
236 Burlington Stores, Inc. (a) 46,475
682 Dorman Products, Inc. (a) 45,742
519 Dunkin' Brands Group, Inc. 33,854
512 Ollie's Bargain Outlet Holdings, Inc. (a) 49,997
523 Tractor Supply Co. 68,926
244,994
Consumer Staples - 2.0%
265 Casey's General Stores, Inc. 39,623
Energy - 1.5%
2,808 Parsley Energy, Inc., Class A 29,989
Financials - 15.0%
242 Affiliated Managers Group, Inc. 18,043
707 Arthur J Gallagher & Co. 68,925
761 Columbia Banking System, Inc. 21,571
562 Cullen/Frost Bankers, Inc. 41,987
721 Selective Insurance Group, Inc. 38,026
528 South State Corp. 25,164
904 Stifel Financial Corp. 42,877
412 UMB Financial Corp. 21,239
859 United Bankshares , Inc. 23,760
301,592
Health Care - 15.8%
1,223 AMN Healthcare Services, Inc. (a) 55,329
385 ICON PLC (a) 64,857
1,027 Integra LifeSciences Holdings Corp. (a) 48,259
159 Masimo Corp. (a) 36,250
689 Omnicell , Inc. (a) 48,657
653 PerkinElmer, Inc. 64,053
317,405
Industrials - 15.9%
635 Barnes Group, Inc. 25,121
331 Carlisle Cos., Inc. 39,611
490 EnerSys 31,546
478 Fortune Brands Home & Security, Inc. 30,558
582 Forward Air Corp. 28,995
557 Franklin Electric Co., Inc. 29,254
363 Oshkosh Corp. 25,998
859 Quanta Services, Inc. 33,699
635 Robert Half International, Inc. 33,547
528 Tetra Tech, Inc. 41,775
320,104
Information Technology - 17.5%
510 Ambarella , Inc. (a) 23,358
394 Broadridge Financial Solutions, Inc. 49,719
141 CACI International, Inc., Class A (a) 30,580
188 Coherent, Inc. (a) 24,624
626 ExlService Holdings, Inc. (a) 39,688
252 Leidos Holdings, Inc. 23,605
242 Littelfuse , Inc. 41,292
Shares
Security
Description Value
537 MAXIMUS, Inc. $ 37,832
240 MKS Instruments, Inc. 27,178
689 MTS Systems Corp. 12,120
519 PTC, Inc. (a) 40,373
350,369
Materials - 6.3%
358 Balchem Corp. 33,960
823 RPM International, Inc. 61,774
591 Sonoco Products Co. 30,904
126,638
Real Estate - 7.7%
592 American Campus Communities, Inc.
REIT 20,696
823 Duke Realty Corp. REIT 29,126
1,951 Easterly Government Properties, Inc.
REIT 45,107
206 Jones Lang LaSalle, Inc. 21,313
564 Lamar Advertising Co., Class A REIT 37,653
153,895
Utilities - 2.4%
550 IDACORP, Inc. 48,053
Total Common Stocks (Cost $1,927,176) 1,974,591
Shares
Security
Description Value
Short-Term Investments - 1.7%
Investment Company - 1.7%
34,340 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.11% (b) 34,340
Total Short-Term Investments (Cost $34,340) 34,340
Investments, at value - 100.1% (Cost $1,961,516) 2,008,931
Other liabilities in excess of assets - (0.1)% (2,654)
NET ASSETS - 100.0% $ 2,006,277

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2020 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 97.5%
Communication Services - 2.2%
187,534 Nexstar Media Group, Inc., Class A $ 15,694,720
Consumer Discretionary - 10.9%
434,574 Boot Barn Holdings, Inc. (a) 9,369,415
235,684 Dorman Products, Inc. (a) 15,807,326
452,362 G-III Apparel Group, Ltd. (a) 6,011,891
450,208 La-Z-Boy, Inc. 12,182,629
364,931 Movado Group, Inc. 3,955,852
184,873 Ollie's Bargain Outlet Holdings, Inc. (a) 18,052,849
302,842 Standard Motor Products, Inc. 12,477,090
77,857,052
Energy - 1.1%
727,581 Parsley Energy, Inc., Class A 7,770,565
Financials - 16.4%
524,588 Atlantic Union Bankshares Corp. 12,149,458
260,393 Columbia Banking System, Inc. 7,380,840
270,530 Mercantile Bank Corp. 6,113,978
341,869 Moelis & Co., Class A 10,652,638
1,021,299 Old National Bancorp 14,053,074
315,640 Selective Insurance Group, Inc. 16,646,854
223,647 South State Corp. 10,659,016
344,657 Stifel Financial Corp. 16,347,081
127,979 UMB Financial Corp. 6,597,317
591,112 United Bankshares , Inc. 16,350,158
116,950,414
Health Care - 14.9%
419,924 AMN Healthcare Services, Inc. (a) 18,997,362
485,307 AngioDynamics , Inc. (a) 4,935,572
229,045 HMS Holdings Corp. (a) 7,418,767
382,037 Integra LifeSciences Holdings Corp. (a) 17,951,919
134,188 LHC Group, Inc. (a) 23,391,652
137,483 Medpace Holdings, Inc. (a) 12,788,669
223,520 Omnicell , Inc. (a) 15,784,982
354,540 Varex Imaging Corp. (a) 5,371,281
106,640,204
Industrials - 17.9%
178,664 American Woodmark Corp. (a) 13,515,932
248,425 Barnes Group, Inc. 9,827,693
229,982 Comfort Systems USA, Inc. 9,371,766
119,109 CSW Industrials, Inc. 8,231,623
163,205 EnerSys 10,507,138
249,369 Forward Air Corp. 12,423,563
254,831 Franklin Electric Co., Inc. 13,383,724
200,965 ICF International, Inc. 13,028,561
409,099 Kforce , Inc. 11,966,146
280,034 Korn Ferry 8,605,445
211,102 Tetra Tech, Inc. 16,702,390
127,563,981
Information Technology - 17.8%
134,822 Ambarella , Inc. (a) 6,174,848
406,746 Benchmark Electronics, Inc. 8,785,714
48,277 CACI International, Inc., Class A (a) 10,470,316
Shares
Security
Description Value
179,804 Cass Information Systems, Inc. $ 7,017,750
361,763 CTS Corp. 7,249,731
81,856 Diodes, Inc. (a) 4,150,099
231,503 ExlService Holdings, Inc. (a) 14,677,290
76,661 Littelfuse , Inc. 13,080,666
74,742 Methode Electronics, Inc. 2,336,435
307,277 MTS Systems Corp. 5,405,002
313,612 Onto Innovation, Inc. (a) 10,675,352
271,797 PC Connection, Inc. (a) 12,600,509
233,150 Silicon Motion Technology Corp., ADR 11,370,726
76,914 SPS Commerce, Inc. (a) 5,777,780
267,996 Sykes Enterprises, Inc. (a) 7,412,769
127,184,987
Materials - 4.1%
153,955 Balchem Corp. 14,604,171
268,756 Carpenter Technology Corp. 6,525,396
112,900 Kaiser Aluminum Corp. 8,311,698
29,441,265
Real Estate - 7.7%
167,260 Agree Realty Corp. REIT 10,990,654
834,906 Easterly Government Properties, Inc.
REIT 19,303,027
374,054 Getty Realty Corp. REIT 11,101,923
459,331 Marcus & Millichap, Inc. (a) 13,256,293
54,651,897
Utilities - 4.5%
99,722 Chesapeake Utilities Corp. 8,376,648
193,869 IDACORP, Inc. 16,938,335
153,322 Unitil Corp. 6,871,892
32,186,875
Total Common Stocks (Cost $642,699,777) 695,941,960
Shares
Security
Description Value
Short-Term Investments - 2.0%
Investment Company - 2.0%
14,535,682 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.11% (b) 14,535,682
Total Short-Term Investments (Cost $14,535,682) 14,535,682
Investments, at value - 99.5% (Cost $657,235,459) 710,477,642
Other assets in excess of liabilities - 0.5% 3,441,549
NET ASSETS - 100.0% $ 713,919,191

Notes to Schedules of Portfolio Investments
June 30, 2020
(Unaudited)
Quarterly Report 2020

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

Notes to Schedules of Portfolio Investments
June 30, 2020
(Unaudited)
Quarterly Report 2020

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2020, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 30,731,764 $ – $ 30,731,764
Non-Agency Commercial Mortgage Backed Securities – 16,167,883 – 16,167,883
Non-Agency Residential Mortgage Backed Securities – 23,975,722 – 23,975,722
Corporate Bonds – 76,463,721 – 76,463,721
Corporate Non-Convertible Bond – 1,494,537 – 1,494,537
Government & Agency Obligations – 52,140,645 – 52,140,645
Preferred Stocks 432,437 – – 432,437
Short-Term Investments 3,040,271 – – 3,040,271
Total $ 3,472,708 $ 200,974,272 $ – $ 204,446,980
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 8,617,982 $ – $ 8,617,982
Non-Agency Commercial Mortgage Backed Securities – 16,100,325 – 16,100,325
Non-Agency Residential Mortgage Backed Securities – 16,012,143 – 16,012,143
Corporate Bonds – 72,697,519 – 72,697,519
Government & Agency Obligations – 104,108,169 – 104,108,169
Short-Term Investments 3,682,232 – – 3,682,232
Total $ 3,682,232 $ 217,536,138 $ – $ 221,218,370

Notes to Schedules of Portfolio Investments
June 30, 2020
(Unaudited)
Quarterly Report 2020

* See Schedules of Portfolio Investments for further industry classification.
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 72,510,738 $ – $ 72,510,738
Short-Term Investments 2,617,985 – – 2,617,985
Total $ 2,617,985 $ 72,510,738 $ – $ 75,128,723
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 42,664,415 $ – $ – $ 42,664,415
Asset Backed Securities – 1,771,503 – 1,771,503
Non-Agency Commercial Mortgage Backed Securities – 1,762,495 – 1,762,495
Non-Agency Residential Mortgage Backed Securities – 890,544 – 890,544
Corporate Bonds – 8,691,776 – 8,691,776
Government & Agency Obligations – 12,683,346 – 12,683,346
Short-Term Investments 968,567 – – 968,567
Total $ 43,632,982 $ 25,799,664 $ – $ 69,432,646
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 142,114,579 $ – $ – $ 142,114,579
Short-Term Investments 3,329,904 – – 3,329,904
Total $ 145,444,483 $ – $ – $ 145,444,483
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 1,974,591 $ – $ – $ 1,974,591
Short-Term Investments 34,340 – – 34,340
Total $ 2,008,931 $ – $ – $ 2,008,931
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 695,941,960 $ – $ – $ 695,941,960
Short-Term Investments 14,535,682 – – 14,535,682
Total $ 710,477,642 $ – $ – $ 710,477,642

Notes to Schedules of Portfolio Investments
June 30, 2020
(Unaudited)
Quarterly Report 2020

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.